UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

 (Exact name of registrant as specified in charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A Member Firm of the 1940 Act Law Group

2041 W. 141st Terr. Ste. 119

Leawood, KS 66224

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31st

Date of reporting period: February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Tarkio Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 98.76%

Arrangement of Transportation of Freight & Cargo - 11.56%
11,425	Expeditors International of Washington, Inc.	$ 498,987

Beverages - 2.35%
1,450	The Coca Cola Co.	101,297

Carpets & Rugs - 1.12%
3,950	Interface, Inc.	48,388

Drawing & Insulating of Nonferrous Wire - 3.94%
13,050	Corning, Inc.	170,172

Fire, Marine & Casualty Insurance - 7.17%
2,750	Berkshire Hathaway, Inc. Class-B *	215,738
200	Fairfax Financial Holdings Ltd. *	83,070
300	W.R. Berkley Corp. *	10,725
		309,533
Food & Kindred Products - 1.97%
2,550	Campbell Soup Co.	84,966

Industrial Instruments for Measurement, Display & Control - 4.72%
4,775	Cognex Corp. *	203,606

Industrial Trucks, Tractors, Trailers & Stackers - 2.88%
4,900	Terex Corp. *	124,411

Instruments For Measuring & Testing of Electricity & Electric Signals - 2.83%
2,800	Agilent Technologies, Inc. *	122,136

Land Subdividers & Developers (No Cemeteries) - 3.96%
10,600	The St. Joe Co. *	170,766

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 0.24%
150	Toro Co.	10,161

Millwood, Veneer, Plywood & Structural Wood Members - 2.61%
7,925	American Woodmark Corp.	112,614

Motor Vehicle Parts & Accessories - 7.37%
13,450	Gentex Corp.	318,093

National Commercial Banks - 3.13%
10,100	Bank of America Corp.	80,497
1,750	Wells Fargo & Co. *	54,758
		135,255
Office Furniture - 2.97%
6,100	Herman Miller, Inc. *	128,100

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.64%
600	The Valspar Corp.	27,810

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 3.05%
3,550	Rogers Corp. *	131,669

Retail-Grocery Stores - 4.21%
2,250	Whole Foods Market, Inc.	181,665

Retail-Variety Stores - 2.79%
1,400	Costco Wholesale Corp.	120,484

Security Brokers, Dealers & Flotation Companies - 1.72%
3,750	SEI Investments Co.	74,062

Semiconductors & Related Devices - 5.56%
575	Finisar Corp. *	11,667
11,900	JDS Uniphase Corp. *	155,057
17,000	Oclaro, Inc. *	73,440
		240,164
Services-Business Services, NEC - 1.93%
3,800	Total System Services, Inc.	83,144

Services-Computer Integrated Systems Design - 4.53%
2,650	Cerner Corp. *	195,649

Services-Prepackaged Software - 3.43%
5,575	National Instruments Corp.	148,295

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.81%
800	Nucor Corp.	34,824

Surgical & Medical Instruments & Apparatus - 2.15%
2,025	ICU Medical, Inc. *	92,907

Telephone Communications (No Radiotelephone) - 9.15%
16,250	Level 3 Communications, Inc. *	395,037

TOTAL FOR COMMON STOCKS (Cost $3,968,659) - 98.76%		$ 4,264,195

SHORT TERM INVESTMENTS - 4.91%
212,001	Fidelity Institutional Money Market Portfolio 0.26% ** (Cost $212,001)	212,001

TOTAL INVESTMENTS (Cost $4,180,660) - 103.67%		$ 4,476,196

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.67%)		(158,584)

NET ASSETS - 100.00%		$ 4,317,612

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the 7-day yield at February 29, 2012.

NOTES TO FINANCIAL STATEMENTS
Tarkio Fund
1. SECURITY TRANSACTIONS

At February 29, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,180,660 amounted to $295,535, which consisted of aggregate gross unrealized appreciation of $386,919 and aggregate gross unrealized depreciation of $91,383. Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,264,195	$0	$0	$4,264,195
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$212,001	$0	$0	$212,001
Total	$4,476,196	$0	$0	$4,476,196

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date    April 27, 2012

By:

/s/ David Wild

David Wild, Principal Financial Officer

Date    April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date     April 27, 2012

By:

/s/ David Wild

David Wild, Principal Financial Officer

Date    April 27, 2012